Investments In Affiliated Companies, Partnership And Other Companies (Schedule Of Equity In Net Earnings Of Affiliated Companies) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	$ 11,361,000	$ 5,224,000	$ 4,542,000
Impairment on affiliated company	0	2,500,000	0
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	9,579,000	6,157,000	3,948,000
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	1,734,000	2,047,000	2,284,000
Subsidiary F
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	6,427,000	4,253,000	0
Subsidiary D
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	(4,129,000)	(872,000)	0
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	$ (2,250,000)	(6,361,000)	$ (1,690,000)
Subsidiary J
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Impairment on affiliated company		$ 2,500,000